Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
For a description of the Company’s acquisition activity for the year ended December 31, 2016 reference is made to the financial statements as of and for the year ended December 31, 2016 and Note 2 thereto included in the Company’s 2016 Annual Report on Form 10-K.
The Company continually evaluates potential acquisitions that either strategically fit with the Company’s existing portfolio or expand the Company’s portfolio into a new and attractive business area. The Company has completed a number of acquisitions that have been accounted for as purchases and have resulted in the recognition of goodwill in the Company’s financial statements. This goodwill arises because the purchase prices for these businesses reflect a number of factors including the future earnings and cash flow potential of these businesses, the multiple to earnings, cash flow and other factors at which similar businesses have been purchased by other acquirers, the competitive nature of the processes by which the Company acquired the businesses, avoidance of the time and costs which would be required (and the associated risks that would be encountered) to enhance the Company’s existing product offerings to key target markets and enter into new and profitable businesses, anticipated opportunities for synergies from the elimination of redundant facilities and staffing and use of each party’s respective, existing commercial infrastructure to cost-effectively expand sales of the other party’s products and services, and the complementary strategic fit and resulting synergies these businesses bring to existing operations.
The Company makes an initial allocation of the purchase price at the date of acquisition based upon its understanding of the fair value of the acquired assets and assumed liabilities. The Company obtains this information during due diligence and through other sources. In the months after closing, as the Company obtains additional information about these assets and liabilities, including through tangible and intangible asset appraisals, and learns more about the newly acquired business, it is able to refine the estimates of fair value and more accurately allocate the purchase price. Only items identified as of the acquisition date are considered for subsequent adjustment. The Company is continuing to evaluate certain pre-acquisition contingencies associated with certain of its 2016 acquisitions and is also in the process of obtaining valuations of certain acquired intangible assets and certain acquisition-related liabilities in connection with these acquisitions. The Company will make appropriate adjustments to the purchase price allocation prior to completion of the measurement period, as required.
Acquisition of Noncontrolling Interest
In the first quarter of 2017, Danaher acquired the remaining noncontrolling interest associated with one of its prior business combinations for consideration of $64 million. Danaher recorded the increase in ownership interests as a transaction within stockholders’ equity. As a result of this transaction, noncontrolling interests were reduced by $63 million reflecting the carrying value of the interest with the $1 million difference charged to additional paid-in capital.
Pro Forma Financial Information
The unaudited pro forma information for the periods set forth below gives effect to the 2016 acquisitions as if they had occurred as of January 1, 2016. The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time ($ in millions, except per share amounts):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
Sales	$4,205.7	$4,104.5
Net earnings from continuing operations	483.8	550.5
Diluted net earnings per share from continuing operations	0.69	0.79

ACQUISITIONS
The Company continually evaluates potential acquisitions that either strategically fit with the Company’s existing portfolio or expand the Company’s portfolio into a new and attractive business area. The Company has completed a number of acquisitions that have been accounted for as purchases and have resulted in the recognition of goodwill in the Company’s consolidated financial statements. This goodwill arises because the purchase prices for these businesses reflect a number of factors including the future earnings and cash flow potential of these businesses, the multiple to earnings, cash flow and other factors at which similar businesses have been purchased by other acquirers, the competitive nature of the processes by which the Company acquired the businesses, the avoidance of the time and costs which would be required (and the associated risks that would be encountered) to enhance the Company’s existing product offerings to key target markets and enter into new and profitable businesses, and the complementary strategic fit and resulting synergies these businesses bring to existing operations.
The Company makes an initial allocation of the purchase price at the date of acquisition based upon its understanding of the fair value of the acquired assets and assumed liabilities. The Company obtains this information during due diligence and through other sources. In the months after closing, as the Company obtains additional information about these assets and liabilities, including through tangible and intangible asset appraisals, and learns more about the newly acquired business, it is able to refine the estimates of fair value and more accurately allocate the purchase price. Only items identified as of the acquisition date are considered for subsequent adjustment. The Company is continuing to evaluate certain pre-acquisition contingencies associated with certain of its 2016 acquisitions and is also in the process of obtaining valuations of certain property, plant and equipment, acquired intangible assets and certain acquisition-related liabilities in connection with these acquisitions. The Company will make appropriate adjustments to the purchase price allocation prior to completion of the measurement period, as required.
The following briefly describes the Company’s acquisition activity for the three years ended December 31, 2016.
On November 4, 2016, Copper Merger Sub, Inc., a California corporation and an indirect, wholly-owned subsidiary of the Company acquired all of the outstanding shares of common stock of Cepheid, a California corporation, for $53.00 per share in cash, for a total purchase price of approximately $4.0 billion, net of assumed debt and acquired cash (the “Cepheid Acquisition”). Cepheid is a leading global molecular diagnostics company that develops, manufactures and markets accurate and easy to use molecular systems and tests and is now part of the Company’s Diagnostics segment. Cepheid generated revenues of $539 million in 2015.
The Company financed the Cepheid acquisition price with available cash and proceeds from the issuance of U.S. dollar and euro-denominated commercial paper. The Company preliminarily recorded approximately $2.6 billion of goodwill related to the Cepheid Acquisition. As Cepheid is integrated into the Company, the Company expects to realize significant cost synergies through the application of the Danaher Business System and the combined purchasing power of the Company and Cepheid.
In addition to the Cepheid Acquisition, during 2016 the Company acquired seven businesses for total consideration of $882 million in cash, net of cash acquired. The businesses acquired complement existing units of each of the Company’s four segments. The aggregate annual sales of these seven businesses at the time of their respective acquisitions, in each case based on the company’s revenues for its last completed fiscal year prior to the acquisition, were $237 million. The Company preliminarily recorded an aggregate of $478 million of goodwill related to these acquisitions.
On August 31, 2015, Pentagon Merger Sub, Inc., a New York corporation and an indirect, wholly-owned subsidiary of the Company, acquired all of the outstanding shares of common stock of Pall, a New York corporation, for $127.20 per share in cash, for a total purchase price of approximately $13.6 billion, net of assumed debt of $417 million and acquired cash of approximately $1.2 billion (the “Pall Acquisition”). Pall is a leading global provider of filtration, separation and purification solutions that remove contaminants or separate substances from a variety of solids, liquids and gases, and is now part of the Company’s Life Sciences segment. In its fiscal year ended July 31, 2015, Pall generated consolidated revenues of approximately $2.8 billion. Pall serves customers in the biopharmaceutical, food and beverage and medical markets as well as the process technologies, aerospace and microelectronics markets. The Company preliminarily recorded approximately $9.6 billion of goodwill related to the Pall Acquisition.
The Company financed the approximately $13.6 billion acquisition price of Pall with approximately $2.5 billion of available cash, approximately $8.1 billion of net proceeds from the issuance and sale of U.S. dollar and euro-denominated commercial paper and €2.7 billion (approximately $3.0 billion based on currency exchange rates as of the date of issuance) of net proceeds from the issuance and sale of euro-denominated senior unsecured notes. Subsequent to the Pall Acquisition, the Company used the approximately $2.0 billion of net proceeds from the issuance of U.S. dollar-denominated senior unsecured notes and the approximately CHF 755 million ($732 million based on currency exchange rates as of date of issuance) of net proceeds, including the related premium, from the issuance and sale of Swiss franc-denominated senior unsecured bonds to repay a portion of the commercial paper issued to finance the Pall Acquisition.
In addition to the Pall Acquisition, during 2015 the Company acquired nine businesses for total consideration of approximately $670 million in cash, net of cash acquired. The businesses acquired complement existing units of each of the Company’s four segments. The aggregate annual sales of these nine businesses at the time of their respective acquisitions, in each case based on the company’s revenues for its last completed fiscal year prior to the acquisition, were approximately $355 million. The Company preliminarily recorded an aggregate of $285 million of goodwill related to these acquisitions.
In December 2014, the Company completed its tender offer for the outstanding shares of common stock of Nobel Biocare Holding AG (“Nobel Biocare”) and acquired substantially all of the Nobel Biocare shares, with the remainder of the Nobel Biocare shares acquired in 2015 pursuant to a squeeze-out transaction, for an aggregate cash purchase price of approximately CHF 1.9 billion (approximately $1.9 billion based on exchange rates as of the date the shares of common stock were acquired) including debt assumed and net of cash acquired. Nobel Biocare had revenues of €567 million in 2013 (approximately $780 million based on exchange rates as of December 31, 2013), and is now part of the Company’s Dental segment. The Company preliminarily recorded approximately $1.0 billion of goodwill related to the acquisition of Nobel Biocare. The Company financed the acquisition of Nobel Biocare from available cash.
In addition to the acquisition of Nobel Biocare, during 2014 the Company acquired 10 businesses for total consideration of $978 million in cash, net of cash acquired. The businesses acquired complement existing units of each of the Company’s four segments. The aggregate annual sales of these 10 businesses at the time of their respective acquisitions, in each case based on the company’s revenues for its last completed fiscal year prior to the acquisition, were approximately $285 million. The Company preliminarily recorded an aggregate of $479 million of goodwill related to these acquisitions.
The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition ($ in millions):

	2016	2015	2014
Trade accounts receivable	$97.8	$590.4	$175.4
Inventories	204.8	521.9	143.5
Property, plant and equipment	161.8	740.0	82.5
Goodwill	3,061.8	9,841.0	1,492.4
Other intangible assets, primarily customer relationships, trade names and technology	1,867.0	5,045.3	1,544.4
In-process research and development	65.0	—	56.0
Trade accounts payable	(50.7)	(182.0)	(46.7)
Other assets and liabilities, net	(518.0)	(1,844.5)	(472.6)
Assumed debt	(1.0)	(417.0)	(135.5)
Net assets acquired	4,888.5	14,295.1	2,839.4
Less: noncash consideration	(8.4)	(47.3)	—
Net cash consideration	$4,880.1	$14,247.8	$2,839.4

The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for the individually significant acquisition in 2016 discussed above, and all of the other 2016 acquisitions as a group ($ in millions):

	Cepheid	Others	Total
Trade accounts receivable	$61.4	$36.4	$97.8
Inventories	165.8	39.0	204.8
Property, plant and equipment	144.5	17.3	161.8
Goodwill	2,584.0	477.8	3,061.8
Other intangible assets, primarily customer relationships, trade names and technology	1,480.0	387.0	1,867.0
In-process research and development	65.0	—	65.0
Trade accounts payable	(41.2)	(9.5)	(50.7)
Other assets and liabilities, net	(452.4)	(65.6)	(518.0)
Assumed debt	(1.0)	—	(1.0)
Net assets acquired	4,006.1	882.4	4,888.5
Less: noncash consideration	(8.4)	—	(8.4)
Net cash consideration	$3,997.7	$882.4	$4,880.1
The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for the individually significant acquisition in 2015 discussed above, and all of the other 2015 acquisitions as a group ($ in millions):

	Pall	Others	Total
Trade accounts receivable	$509.7	$80.7	$590.4
Inventories	475.5	46.4	521.9
Property, plant and equipment	713.4	26.6	740.0
Goodwill	9,556.2	284.8	9,841.0
Other intangible assets, primarily customer relationships, trade names and technology	4,798.0	247.3	5,045.3
Trade accounts payable	(155.8)	(26.2)	(182.0)
Other assets and liabilities, net	(1,855.2)	10.7	(1,844.5)
Assumed debt	(416.9)	(0.1)	(417.0)
Net assets acquired	13,624.9	670.2	14,295.1
Less: noncash consideration	(47.3)	—	(47.3)
Net cash consideration	$13,577.6	$670.2	$14,247.8

The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for the individually significant acquisition in 2014 discussed above, and all of the other 2014 acquisitions as a group ($ in millions):

	Nobel Biocare	Others	Total
Trade accounts receivable	$124.9	$50.5	$175.4
Inventories	69.0	74.5	143.5
Property, plant and equipment	59.4	23.1	82.5
Goodwill	1,013.6	478.8	1,492.4
Other intangible assets, primarily customer relationships, trade names and technology	1,049.3	495.1	1,544.4
In-process research and development	—	56.0	56.0
Trade accounts payable	(30.8)	(15.9)	(46.7)
Other assets and liabilities, net	(291.0)	(181.6)	(472.6)
Assumed debt	(132.7)	(2.8)	(135.5)
Net cash consideration	$1,861.7	$977.7	$2,839.4

During 2016, primarily in connection with the Cepheid Acquisition, the Company incurred $61 million of pretax transaction-related costs, primarily banking fees, legal fees, amounts paid to other third-party advisers and change in control costs. In addition, the Company’s earnings for 2016 reflect the impact of additional pretax charges of $23 million associated with fair value adjustments to acquired inventory and deferred revenue primarily related to the Cepheid Acquisition.
During 2015, in connection with the Pall Acquisition, the Company incurred $47 million of pretax transaction-related costs, primarily banking fees, legal fees, amounts paid to other third-party advisers and change in control costs as well as $11 million of a pretax curtailment gain resulting from the Company freezing and discontinuing all future accruals to the Pall pension plan, which necessitated a remeasurement of the plan obligations. In addition, the Company’s earnings for 2015 reflect the impact of additional pretax charges of $91 million associated with fair value adjustments to acquired inventory and deferred revenue related to the Pall Acquisition and $20 million associated with fair value adjustments to acquired inventory related to the acquisition of Nobel Biocare.
During 2014, in connection with the Nobel Biocare acquisition, the Company incurred $12 million of pretax transaction related costs, primarily banking fees, legal fees, amounts paid to other third-party advisers and change in control costs. In addition, the Company’s earnings for 2014 reflect the impact of additional pretax charges of $5 million associated with fair value adjustments to acquired inventory related to the Nobel Biocare acquisition.
Transaction-related costs and acquisition-related fair value adjustments attributable to other acquisitions were not material to 2016, 2015, or 2014 earnings.
Pro Forma Financial Information (Unaudited)
The unaudited pro forma information for the periods set forth below gives effect to the 2016 and 2015 acquisitions as if they had occurred as of January 1, 2015. The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time ($ in millions except per share amounts):

	2016	2015
Sales	$17,501.9	$17,107.3
Net earnings from continuing operations	2,088.5	1,666.3
Diluted net earnings per share from continuing operations	2.99	2.35

The 2016 unaudited pro forma revenue and earnings set forth above were adjusted to exclude the impact of the nonrecurring acquisition date fair value adjustments to inventory and deferred revenue primarily for the Cepheid Acquisition of $23 million pretax and the 2015 unaudited pro forma revenue and earnings set forth above were adjusted to include the impact of these same fair value adjustments as if the acquisition had occurred on January 1, 2015.
In addition, the acquisition-related transaction costs and change in control payments of approximately $61 million in 2016 associated primarily with the Cepheid Acquisition and $47 million in 2015 associated with the Pall Acquisition were excluded from pro forma earnings in 2016 and 2015, respectively.